FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of Investments Measured at Fair Value on Recurring Basis

As of December 31, 2024 and 2025, information about the hierarchy of the fair value measurements for the Company’s assets and liabilities that are measured at fair value on a recurring basis subsequent to their initial recognition is as follows (RMB in thousands, except for inputs):

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2024	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments - open-ended funds, wealth management products and structured deposits	520,376	—	520,376	—
Forward contracts receivable - Foreign exchange	115,220	—	115,220	—
Equity securities applying fair value option	97,372	—	—	97,372
Available-for-sale securities – non current	150,922	—	—	150,922
Equity securities with readily determinable fair value	542,024	542,024	—	—

Liabilities:
Foreign exchange forward contracts- payable	15,765	—	15,765	—
Foreign exchange options	5,024	—	—	5,024
Financial liabilities measured at fair value(current and non-current portion)	3,194,444	—	—	3,194,444

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2025	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments – open-ended funds, wealth management products and structured deposits	1,495,445	91,570	1,403,875	—
Forward contracts receivable - Foreign exchange	34,467	—	34,466	—
Forward contracts receivable - Commodity	24,456	24,456	—	—
Equity securities applying fair value option	62,000	—	—	62,000
Available-for-sale securities	238,464	—	—	238,464
Equity securities with readily determinable fair value	347,169	347,169	—	—

Liabilities:
Foreign exchange forward contracts- payable	28,565	—	28,565	—
Foreign exchange options	27,564	—	—	27,564
Financial liabilities measured at fair value(current and non-current portion)	562,062	—	—	562,062

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	1,070,699	782,969	—
Foreign exchange loss/(gain)	(54,377)	6,093	—
Change in fair value of convertible senior notes	84,669	(323,474)	—
Change in the instrument-specific credit risk	(70,732)	(421)	—
Conversion of convertible senior notes	(247,290)	(465,167)	—
Balance on December 31,	782,969	—	—

Schedule of changes in Level 3 fair value of available-for-sale securities - non-current

A summary of changes in Level 3 fair value of available-for-sale securities for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	—	104,134	150,922
Addition	85,000	57,000	48,659
Change in fair value	19,134	(10,212)	38,883
Balance on December 31,	104,134	150,922	238,464

Schedule of assets Measured on Recurring Basis, Equity Securities

A summary of changes in Level 3 fair value of equity securities applying fair value option for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	178,871	228,706	97,372
Addition	—	—	—
Disposal (Note 14)	—	—	(15,000)
Change in fair value	49,835	(131,334)	(20,372)
Balance on December 31,	228,706	97,372	62,000

Schedule of fair value of call spread option contracts

A summary of changes in Level 3 fair value of foreign exchange options for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	(3,226)	(1,159)	(5,024)
Addition of foreign exchange options	(72,240)	(5,207)	(60,126)
Change in fair value of foreign exchange options gain	74,307	1,342	37,586
Balance on December 31,	(1,159)	(5,024)	(27,564)

Schedule of level 3 fair value of guarantee liabilities

A summary of changes in Level 3 fair value of financial liabilities measured at fair value for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	—	831,333	3,194,444
Additions	830,540	2,398,089	—
Change in fair value of financial liabilities	—	(34,978)	155,007
Settlement of financial liabilities	—	—	(2,787,389)
Profit distribution	793	—	—
Balance on December 31,	831,333	3,194,444	562,062

Schedule of Change in Fair Value of Derivatives

The Change in fair value of derivatives recognized in earnings was as follows (RMB in thousands):

			Type of derivatives
	Foreign	Foreign								Equity
	exchanges	exchange		Commodity	Commodity			Available-	Available-	securities
For the year	forward	forward		forward	forward	Foreign		for-sale	for-sale	applying
ended	contracts -	contracts -	Convertible	contracts -	contracts -	exchange	Financial	securities	securities	fair value
December 31	realized	unrealized	senior notes	realized	unrealized	Options	liabilities	-current	non-current	option	Total
2023	(407,245)	18,079	(31,188)	(38,809)	3,583	74,307	—	(973)	19,134	49,835	(313,277)
2024	86,242	29,070	323,474	(19,074)	(7,409)	1,342	34,978	—	(10,212)	(131,334)	307,077
2025	(187,263)	53,054	—	35,723	28,282	37,586	(155,007)	—	38,883	(20,372)	(169,114)

Summary of significant unobservable inputs adopted in the valuation of Level 3 instruments

Unobservable inputs of available-for-sale securities
Expected volatility	34.79%-52.00%
Risk free interest rate	1.29%-1.50%

Unobservable inputs of equity securities applying fair value option
Expected volatility	55.32%
Risk free interest rate	0.95%

Unobservable inputs of foreign exchange option
Expected volatility	3.27%-6.05%
Risk free interest rate	1.20%-1.34%

Unobservable inputs of financial liabilities
Expected volatility	44.03% - 51.61%
Risk free interest rate	1.29% - 1.36%